Segment reporting - Revenue by major product categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment reporting
Total	$ 30,167,779	$ 30,841,875	$ 29,819,088
Shiitake
Segment reporting
Total	16,682,557	17,893,893	16,753,076
Mu Er
Segment reporting
Total	12,302,420	11,659,409	12,190,340
Other edible fungi and other agricultural products
Segment reporting
Total	$ 1,182,802	$ 1,288,573	$ 875,672